UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  122 East 42nd Street, 47th Floor
          New York, New York 10168

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Gellert
Title:  Managing Member
Phone:  212 599 4300


Signature, Place and Date of Signing:

 /s/ James Gellert              New York, New York           November 10, 2006
-----------------------     --------------------------    ----------------------
    [Signature]                  [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $189,775
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF                        SHRS OR    SH/ PUT/   INVSTMT   OTHR           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       VALUE    PRN AMT    PRN CALL   DSCRTN    MGRS      SOLE        SHARED     NONE

AMERIGROUP CORP                  COM      03073T102     3,307   111,900   SH         SOLE      NONE      111,900
AMSURG CORP                      COM      03232P405       610    27,399   SH         SOLE      NONE      27,399
ANNTAYLOR STORES CORP            COM      036115103     4,023    96,100   SH         SOLE      NONE      96,100
ASSURANT INC                     COM      04621X108     9,336   174,800   SH         SOLE      NONE      174,800
BARNES & NOBLE INC               COM      067774109     7,269   191,600   SH         SOLE      NONE      191,600
BRIGHT HORIZON FAMILY SOLUTI     COM      109195107     7,015   168,100   SH         SOLE      NONE      168,100
CAVCO INDS INC                   COM      149568107     4,639   147,229   SH         SOLE      NONE      147,229
CENTENE CORP DEL                 COM      15135B101     7,097   431,700   SH         SOLE      NONE      431,700
CIMAREX ENERGY CO                COM      171798101     7,668   217,900   SH         SOLE      NONE      217,900
COMFORT SYST USA INC             COM      199908104     5,832   508,900   SH         SOLE      NONE      508,900
CORINTHIAN COLLEGES INC          COM      218868107     2,038   188,500   SH         SOLE      NONE      188,500
EDUCATE INC                      COM      28138P100     3,388   424,000   SH         SOLE      NONE      424,000
ENDO PHARMACEUTICALS HLDGS I     COM      29264F205     1,722    52,900   SH         SOLE      NONE      52,900
FORWARD AIR CORP                 COM      349853101     3,997   120,800   SH         SOLE      NONE      120,800
ICU MEDICAL INC                  COM      44930G107     5,658   124,400   SH         SOLE      NONE      124,400
ITT EDUCATIONAL SERVICES INC     COM      45068B109     4,847    73,100   SH         SOLE      NONE      73,100
INDUSTRIAL DISTR GROUP INC       COM      456061100     2,232   252,751   SH         SOLE      NONE      252,751
JACKSON HEWITT TAX SVCS INC      COM      468202106     7,151   238,300   SH         SOLE      NONE      238,300
KNIGHT TRANSN INC                COM      499064103     3,343   197,200   SH         SOLE      NONE      197,200
KRONOS INC                       COM      501052104     6,027   176,800   SH         SOLE      NONE      176,800
LAUREATE EDUCATION INC           COM      518613104     9,462   197,700   SH         SOLE      NONE      197,700
LIFETIME BRANDS INC              COM      53222Q103     4,634   250,204   SH         SOLE      NONE      250,204
LINCOLN EDL SVCS CORP            COM      533535100     5,268   322,031   SH         SOLE      NONE      322,031
MOLECULAR DEVICES CORP           COM      60851C107     2,189   118,397   SH         SOLE      NONE      118,397
MOLINA HEALTHCARE INC            COM      60855R100     3,239    91,600   SH         SOLE      NONE      91,600
NCI BUILDING SYS INC             COM      628852105     5,677    97,600   SH         SOLE      NONE      97,600
NATIONAL MED HEALTH CARD SYS     COM      636918302     6,058   389,565   SH         SOLE      NONE      389,565
ODYSSEY HEALTHCARE INC           COM      67611V101     1,347    95,000   SH         SOLE      NONE      95,000
OWENS & MINOR INC NEW            COM      690732102     8,923   271,300   SH         SOLE      NONE      271,300
RETAIL VENTURES INC              COM      76128Y102     7,922   514,100   SH         SOLE      NONE      514,100
SCANSOURCE INC                   COM      806037107     6,381   210,400   SH         SOLE      NONE      210,400
TEAM INC                         COM      878155100     6,465   257,975   SH         SOLE      NONE      257,975
TITAN INTL INC ILL               COM      88830M102     5,520   305,300   SH         SOLE      NONE      305,300
WASHINGTON GROUP INTL INC      COM NEW    938862208     6,375   108,300   SH         SOLE      NONE      108,300
XANSER CORP                      COM      98389J103     2,639   448,200   SH         SOLE      NONE      448,200
ASSURED GUARANTY LTD             COM      G0585R106     6,122   236,100   SH         SOLE      NONE      236,100
MAX RE CAPITAL LTD HAMILTON      SHS      G6052F103     4,355   189,665   SH         SOLE      NONE      189,665
                                                      189,775


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